Average Annual Total Returns - SA Large Cap Value Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.36%	8.78%	May 01, 2018	1.12%	8.51%	May 01, 2018	1.36%	8.93%